ADMINISTRATOR AND SUB-ADVISER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Tucker Hart Adams
        Arthur K. Carlson
        Diana P. Herrmann
        R. Thayne Robson
        Cornelius T. Ryan

OFFICERS
        Lacy B. Herrmann, President
        Barbara S. Walchli, Senior Vice President and Portfolio Manager James M. McCullough, Senior Vice President
        Kimball L. Young, Senior Vice President
        Susan A. Cook, Vice President
        Alan R. Stockman, Vice President
        Emily C. Van Voorhis, Vice President
        Jessica L. Wiltshire, Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC Inc.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

INDEPENDENT AUDITORS
        KPMG LLP
        757 Third Avenue
        New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.



                                  SEMI-ANNUAL
                                     REPORT

                                 JUNE 30, 2000

[Logo of Aquila Rocky Mountain Equity Fund: a rectangle with a drawing of two mountains and the words Aquila Rocky Mountain Equity Fund]

                       A CAPITAL APPRECIATION INVESTMENT

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

[Logo of Aquila Rocky Mountain Equity Fund: a rectangle with a drawing of two mountains and the words Aquila Rocky Mountain Equity Fund]

                       AQUILA ROCKY MOUNTAIN EQUITY FUND

                               SEMI-ANNUAL REPORT

                              "A COMPELLING STORY"

                                                                 August 18, 2000

Dear Fellow Shareholders:

     We are pleased to report to you the results of Aquila Rocky Mountain Equity Fund as at June 30, 2000. For the six months ended on that date, the Fund's Class A share price was up 7.16%, without any sales charge. For the same period, this compares with -0.01% for the Standard & Poor's 500 Index and up 4.02% for the Russell 2000. Both of these indexes tend to be considered "benchmarks" for the Fund.

THE STORY FOR THE ROCKY MOUNTAIN REGION CONTINUES TO BE COMPELLING

     We continue to be excited about the prospects for the Rocky Mountain region of our country and the possibility for good capital growth from investments in companies in the area. Here are some of the things that give us this encouragement.

     * Over the last ten years, five states in the Rocky Mountain Region - Nevada, Arizona, Idaho, Utah and Colorado - experienced the fastest growth in population in the United States.

     * The character of this population growth is exceptionally high in talent. The Rocky Mountain region attracts numerous entrepreneurial-oriented college graduates who choose the area because of its quality of life.

     * The amount of venture capital pouring into the Rocky Mountain region to finance growing companies has been very high.

     * The number of publicly-owned companies continues to rise. At present there are more than 700 companies in the Rocky Mountain region that offer investment potential, with this number growing on a continuing basis.

     * The diversity of companies, including those in the high-tech area, in the Rocky Mountain region is excellent for investment. Moreover, Colorado and Arizona rank exceptionally high in terms of the number of technology workers per 1000 overall workers.

     * Three Rocky Mountain states - Colorado, Utah, and Arizona - made the top 10 list of states most prepared for the dynamic characteristics of the "new economy. "

     * Investors can find companies within the Rocky Mountain region growing at a high rate of earnings growth that are selling at considerably lower price/earning ratios than exists in various other areas of the country.


THE FUND'S INVESTMENT APPROACH

     We continue to seek out companies which possess high growth prospects, but which are selling at a reasonable value in their price. We call this approach "growth at a reasonable price." What we would like to see in companies in which we invest is a:

     *    high return on invested capital;

     *    relatively low level of debt;

     *    demonstrated competitive edge in its specific industry segment;

     *    high stake in ownership by management; and

     * price/earnings ratio lower than or comparable to its projected earnings growth.

     We believe there are a number and variety of companies in the Rocky Mountain region available for investment by the Fund which fit various of the above characteristics. Our highly dedicated portfolio manager is kept very busy ferreting out situations for the Fund. However, we have found that by having an on-site portfolio manager within the Rocky Mountain region, we can unearth various exciting companies before they become well-known to Wall Street. This, we believe, is what gives us a competitive edge in our investment approach.

TOP 10 HOLDINGS

     Listed below are the top ten common stock holdings of the Fund at June 30, 2000. As you can appreciate, these holdings will vary in character and amount over time. However, what we try to do is make sure we have the right kind of diversified mix to produce higher than average results for shareholders.

                                                   PERCENT
        COMPANY                                 OF NET ASSETS      STATE              MARKET SECTOR

        Prima Energy                               14.2%           Colorado           Energy
        AT&T Liberty Media A                        7.1            Colorado           Consumer Services
        Avert Inc.                                  6.8            Colorado           Technology
        Koala Corp.                                 4.9            Colorado           Consumer Cyclicals
        Comcast Class A                             4.3            Pennsylvania       Consumer Services
        Montana Power Co.                           3.9            Montana            Telecommunications
        Viad Corp.                                  3.8            Arizona            Business Services
        Mity-Lite, Inc.                             3.7            Utah               Capital Spending
        International Game Technology               3.7            Nevada             Consumer Services
        Media One Group                             3.1            Colorado           Consumer Services

     At the end of the quarter on June 30, Prima Energy was added to the Russell 2000. As a result, the stock price of this company spiked up dramatically as a number of index funds bought the stock. This caused the Fund's position in the stock to grow significantly. Soon afterwards, we reduced the Fund's position in this stock to a more normal size. Another of our holdings, Myriad Genetics, was also added to the Russell 2000 in June. We have enjoyed strong performance in both stocks. We have found that taking positions in good companies before the larger institutions find them can be very rewarding.


     APPRECIATION

     We appreciate very much the trust you have expressed in the Fund through your investment. We continue to be enthusiastic about the Rocky Mountain region of our country and for the growth prospects from investing in the area. We will continue to do our utmost to merit your continuing confidence.

Sincerely,


Barbara S. Walchli
Senior Vice President and
Portfolio Manager


Lacy B. Herrmann
President and
Chairman, Board of Trustees

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                            STATEMENT OF INVESTMENTS
                                 JUNE 30, 2000
                                  (UNAUDITED)

 MARKET
 SHARES        COMMON STOCKS - 90.4%                                    VALUE

               BASIC INDUSTRY - 2.0%
    2,000      Barrick Gold Corp.                                    $    36,375
    3,000      Building Materials Holding Corp. +                         26,438
                                                                          62,813

               BUSINESS SERVICES - 3.8%
    4,500      Viad Corporation                                          122,625

               CAPITAL SPENDING - 5.3%
    9,000      Mity-Lite, Inc. +                                         119,250
    7,000      Morrison Knudsen Corp. +                                   50,750
       10      Morrison Knudsen Corp. Warrants +                              20
                                                                         170,020

               CONSUMER CYCLICALS - 4.9%
   11,200      Koala Corp. +                                             158,200

               CONSUMER SERVICES - 24.1%
    1,500      Albertson's Inc.                                           49,875
    1,500      Apollo Group, Inc. +                                       42,000
    9,400      AT&T Liberty Media Group Class A+                         227,950
    2,000      Coldwater Creek, Inc.                                      60,250
    3,400      Comcast Corp. - Special Class A+                          137,700
    1,000      Echostar Communications Corp. Class A+                     33,109
    4,500      International Game Technology +                           119,250
    1,500      Media One Group +                                          99,738
                                                                         769,872

               ENERGY - 14.2%
    8,500      Prima Energy Corp. +                                      454,750

               FINANCIAL - 7.1%
    5,850      First Security Corp.                                       79,341
    8,812      First State Bancorp                                        90,323
    4,000      WesterFed Financial Corp.                                  57,750
                                                                         227,414

               HEALTH CARE - 4.1%
    6,000      Interwest Home Medical Inc. +                              36,750
      300      Myriad Genetics, Inc. +                                    44,423
    4,000      Wild Oats Markets, Inc. +                                  50,250
                                                                         131,423


               REAL ESTATE INVESTMENT TRUST - 1.1%
    1,500      Franchise Finance of America                          $    34,500

               TECHNOLOGY - 12.9%
    9,500      Avert Inc. +                                              217,312
    3,000      Gentner Communications Corp. +                             42,000
    1,000      Microchip Technology Inc. +                                58,266
    9,000      Navidec Inc. +                                             79,875
    1,000      TenFold Corporation +                                      16,437
                                                                         413,890

               TELECOMMUNICATIONS - 4.7%
      300      Level 3 Communications Inc. +                              26,400
    3,500      Montana Power Co.                                         123,594
                                                                         149,994

               UTILITIES - 6.2%
    1,500      Idacorp Inc.                                               48,375
    2,700      Kinder Morgan                                              93,319
    3,000      Questar Corp.                                              58,125
                                                                         199,819

                    Total Common Stocks  (cost $1,562,521*)            2,895,320

  FACE
 AMOUNT        SHORT-TERM INVESTMENTS - 8.9%
$ 285,000      Churchill Cash Reserves Trust                             285,000

                    Total Short-Term Investments (cost $285,000)         285,000

               Total Investments (cost $1,847,521*)     99.3%          3,180,320
               Other assets in excess of liabilities     0.7              22,072
               Net Assets                              100.0%        $ 3,202,392

                    * Cost for Federal tax purposes is identical.
                    + Non-income producing security.


  See accompanying notes to financial statements.

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2000 (UNAUDITED)

ASSETS
    Investments at market value (cost $1,847,521)                                              $  3,180,320
    Receivable for investment securities sold                                                        57,268
    Due from Administrator for reimbursement of expenses (note 3)                                     7,105
    Cash                                                                                              3,446
    Dividends and interest receivable                                                                 1,772
    Other assets                                                                                        113
          Total assets                                                                            3,250,024

LIABILITIES
    Payable for Fund shares redeemed                                                                 43,105
    Accrued expenses                                                                                  2,850
    Distribution fees payable                                                                         1,677
          Total liabilities                                                                          47,632

NET ASSETS                                                                                     $  3,202,392

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share         $      1,497
    Additional paid-in capital                                                                    1,817,810
    Net unrealized appreciation on investments                                                    1,332,799
    Undistributed net realized gain on investments                                                   50,286
                                                                                               $  3,202,392

CLASS A
    Net Assets                                                                                 $  1,894,237
    Capital shares outstanding                                                                       88,538
    Net asset value and redemption price per share                                             $      21.39
    Offering price per share (100/95.75 of $21.39 adjusted to nearest cent)                    $      22.34

CLASS C
    Net Assets                                                                                 $    272,030
    Capital shares outstanding                                                                       13,042
    Net asset value and offering price per share                                               $      20.86
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if
          redeemed during the first 12 months after purchase)                                  $      20.86*

CLASS Y
    Net Assets                                                                                 $  1,036,125
    Capital shares outstanding                                                                       48,088
    Net asset value, offering and redemption price per share                                   $      21.55


See accompanying notes to financial statements.

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

INVESTMENT INCOME:
        Dividends                                                    $    11,586
        Interest                                                           4,485
                                                                                             $   16,071


Expenses:
        Investment Adviser fees (note 3)                             $     9,496
        Administrator fees (note 3)                                       10,852
        Legal fees                                                        14,000
        Shareholders' reports                                             10,000
        Audit and accounting fees                                          7,000
        Trustees' fees and expenses                                        7,000
        Registration fees and dues                                         6,500
        Transfer and shareholder servicing agent fees                      6,000
        Distribution and service fees (note 3)                             3,047
        Custodian fees                                                       925
        Miscellaneous                                                      2,517
                                                                          77,337

        Investment Adviser fees waived (note 3)                           (9,496)
        Administrator fees waived (note 3)                               (10,852)
        Reimbursement of expenses by Administrator (note 3)              (37,915)
        Expenses paid indirectly (note 6)                                   (925)
              Net expenses                                                                       18,149

              Net investment loss                                                                (2,078)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
        Net realized gain from securities transactions                    73,176
        Change in unrealized appreciation on investments                 138,580

        Net realized and unrealized gain on investments                                         211,756
        Net increase in net assets resulting from operations                                 $  209,678


See accompanying notes to financial statements.

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS
                                  (UNAUDITED)

                                                                              SIX MONTHS ENDED            YEAR ENDED
                                                                               JUNE 30, 2000           DECEMBER 31, 1999
OPERATIONS:
    Net investment loss                                                          $   (2,078)             $     (6,202)
    Net realized gain from securities transactions                                   73,176                    21,894
    Change in unrealized appreciation on investments                                138,580                   485,535
          Change in net assets from operations                                      209,678                   501,227

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
    Class A Shares:
    Net investment income                                                             -                         -
    Net realized gain on investments                                                  -                       (17,492)

    Class C Shares:
    Net investment income                                                             -                         -
    Net realized gain on investments                                                  -                        (2,297)

    Class Y Shares:
    Net investment income                                                             -                         -
    Net realized gain on investments                                                  -                       (11,061)
          Change in net assets from distributions                                     -                       (30,850)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold                                                       756,407                   159,493
    Reinvested dividends and distributions                                            -                        23,162
    Cost of shares redeemed                                                        (232,863)               (1,014,679)
          Change in net assets from capital share transactions                      523,544                  (832,024)

          Change in net assets                                                      733,222                  (361,647)

NET ASSETS:
    Beginning of period                                                           2,469,170                 2,830,817
    End of period                                                               $ 3,202,392              $  2,469,170

See accompanying notes to financial statements.

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

1. ORGANIZATION

     Aquila Rocky Mountain Equity Fund (the "Fund"), a diversified, open-end investment company, was organized on November 3, 1993 as a Massachusetts business trust and commenced operations on July 22, 1994. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998 the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 2000 there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

A) PORTFOLIO VALUATION: Securities listed on a national securities exchange or designated as national market system securities are valued at the last sale price on such exchanges or market system or, if there has been no sale that day, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost.

B) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis.

C) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

D) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.


E) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

A) MANAGEMENT ARRANGEMENTS:

     The Fund has a Sub-Advisory and Administration Agreement with Aquila Management Corporation (the "Administrator"), the Fund's founder and sponsor. Under this agreement, the Administrator supervises the investments of the Fund and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Fund's portfolio. Besides its sub-advisory services, it also provides all administrative services. This includes providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day on the net assets of the Fund at the following annual rates; 1.50% on the first $15 million; 1.20% on the next $35 million and 0.90 of 1% on the excess over $50 million.

     The Administrator agrees that the above fees shall be reduced, but not below zero, by an amount equal to the amount, if any, by which the total expenses of the Fund in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the most restrictive expense limitation imposed upon the Fund in the states in which shares are then eligible for sale. At the present time none of the states in which the Fund's shares are sold have any such limitation.

     For the six months ended June 30, 2000, the Fund incurred fees under the Sub-Advisory and Administration Agreement of $9,496 and $10,852, respectively, which were voluntarily waived. Additionally, during this period the Administrator voluntarily agreed to reimburse the Fund for other expenses in the amount of $37,915. Of this amount, $30,810 was paid prior to June 30, 2000 and the balance of $7,105 was paid in early July 2000.

     Specific details as to the nature and extent of the services provided by the Administrator are more fully defined in the Fund's Prospectus and Statement of Additional Information.

B) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.25% of the Fund's average net assets represented by Class A Shares. For the six months ended June 30, 2000, service fees on Class A Shares amounted to $1,923, of which the Distributor received $268.


     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2000, amounted to $843. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's net assets represented by Class C Shares and for the six months ended June 30, 2000, amounted to $281. The total of these payments with respect to Class C Shares amounted to $1,124, of which the Distributor received $508.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within the general Rocky Mountain region, with the bulk of sales commissions inuring to such dealers. For the six months ended June 30, 2000, total commissions on sales of Class AShares amounted to $9,391, of which the Distributor received $26.

4. PURCHASES AND SALES OF SECURITIES

     During the six months ended June 30, 2000, purchases of securities and proceeds from the sales of securities (excluding short-term investments) aggregated $602,481 and $390,548, respectively.

     At June 30, 2000, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $1,423,112 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $90,313, for a net unrealized appreciation of $1,332,799.

5. DISTRIBUTIONS

     The Fund declares annual distributions to shareholders from net investment income, if any, and from net realized capital gains, if any. Distributions are recorded by the Fund on the ex-dividend date and paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investmen t income, and/or net realized securities gains.


6. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in equity securities rather than leave cash on deposit.

7. PORTFOLIO ORIENTATION

     The Fund's investments are primarily invested in the securities of companies within the eight state Rocky Mountain region and therefore are subject to economic and other conditions affecting the various states which comprise the region. Accordingly, the investment performance of the Fund might not be comparable with that of a broader universe of companies.

8. CAPITAL SHARE TRANSACTIONS

     Transactions in Capital Shares of the Fund were as follows:

                                             SIX MONTHS ENDED                           YEAR ENDED
                                              JUNE 30, 2000                         DECEMBER 31, 1999
                                        SHARES             AMOUNT               SHARES             AMOUNT
CLASS A SHARES:
    Proceeds from shares sold            30,898          $  624,466               8,224          $  148,753
    Reinvested dividends and
          distributions                    -                  -                     563              11,161
    Cost of shares redeemed             (10,636)           (215,939)            (52,657)           (969,054)
          Net change                     20,262             408,527             (43,870)           (809,140)

CLASS C SHARES:
    Proceeds from shares sold             4,426              88,191                 500               9,565
    Reinvested dividends and
          distributions                    -                  -                      49                 940
    Cost of shares redeemed                (851)            (16,924)               (875)            (15,625)
          Net change                      3,575              71,267                (326)             (5,120)

CLASS Y SHARES:
    Proceeds from shares sold             2,183              43,750                  61               1,175
    Reinvested dividends and
          distributions                    -                  -                     555              11,061
    Cost of shares redeemed                -                  -                  (1,640)            (30,000)
          Net change                      2,183              43,750              (1,024)            (17,764)
Total transactions in Fund
          shares                         26,020          $  523,544             (45,220)         $ (832,024)


                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    CLASS A
                                                     SIX MONTHS
                                                       ENDED                      YEAR ENDED DECEMBER 31,
                                                      6/30/00        1999       1998       1997       1996       1995
Net Asset Value, Beginning of Period                   $19.96       $16.76     $17.89     $15.05     $13.13     $11.06

Income from Investment Operations:
    Net investment income (loss)                       (0.02)       (0.04)        -         0.01     (0.02)     (0.07)
    Net gain (loss) on securities (both realized
      and unrealized)                                    1.45         3.48     (0.96)       3.44       2.47       2.25

    Total from Investment Operations                     1.43         3.44     (0.96)       3.45       2.45       2.18

Less Distributions (note 5):
    Dividends from net investment income                  -            -       (0.01)        -          -       (0.01)
    Distributions from capital gains                      -         (0.24)     (0.16)     (0.61)     (0.53)     (0.10)

    Total Distributions                                   -         (0.24)     (0.17)     (0.61)     (0.53)     (0.11)

Net Asset Value, End of Period                         $21.39       $19.96     $16.76     $17.89     $15.05     $13.13

Total Return (not reflecting sales charge) (%)          7.16+        20.56     (5.31)      23.01      18.68      19.68

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)             1,894        1,363      1,880      3,144      2,178      1,737
    Ratio of Expenses to Average Net Assets (%)         1.39*         1.55       1.74       1.58       1.55       2.03
    Ratio of Net Investment Income (Loss) to
      Average Net Assets (%)                          (0.23)*       (0.27)     (0.22)     (0.03)     (0.19)     (0.72)
    Portfolio Turnover Rate (%)                        14.96+         6.45      19.52      10.39      20.32      15.14

The expense and net investment income ratios without the effect of the voluntary waiver of fees and the voluntary expense reimbursement were:

    Ratio of Expenses to Average Net Assets (%)         5.48*         5.86       4.74       6.48       8.79      10.36
    Ratio of Net Investment Income (Loss) to
      Average Net Assets (%)                          (4.33)*       (4.59)     (3.22)     (4.93)     (7.43)     (9.05)

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)         1.32*         1.51       1.55       1.50       1.50       1.91


Note: Effective July 28, 1999, Aquila Management Corporation assumed the role of investment adviser, replacing KPM Investment Management, Inc.

                       AQUILA ROCKY MOUNTAIN EQUITY FUND
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                                  (UNAUDITED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            CLASS C                                      CLASS Y
                                          SIX MONTHS      YEAR ENDED          PERIOD    SIX MONTHS      YEAR ENDED         PERIOD
                                             ENDED       DECEMBER 31,          ENDED       ENDED       DECEMBER 31,         ENDED
                                            6/30/00  1999    1998    1997   12/31/96(1)   6/30/00  1999    1998    1997  12/31/96(1)
                                                                                                                 >C>
Net Asset Value, Beginning of Period        $19.53  $16.53  $17.79  $15.07    $14.59      $20.07  $16.82  $17.91  $15.07   $14.59

Income from Investment Operations:
    Net investment income                   (0.09)  (0.19)  (0.16)  (0.11)      0.01        0.01  (0.01)    0.03    0.04     0.01
    Net gain on securities (both realized
      and unrealized)                         1.42    3.43  (0.93)    3.44      1.00        1.47    3.50  (0.95)    3.41     1.00

    Total from Investment Operations          1.33    3.24  (1.09)    3.33      1.01        1.48    3.49  (0.92)    3.45     1.01

Less Distributions (note 5):
    Dividends from net investment income       -       -    (0.01)     -         -           -       -    (0.01)     -        -
    Distributions from capital gains           -    (0.24)  (0.16)  (0.61)    (0.53)         -    (0.24)  (0.16)  (0.61)   (0.53)

    Total Distributions                        -    (0.24)  (0.17)  (0.61)    (0.53)         -    (0.24)  (0.17)  (0.61)   (0.53)

Net Asset Value, End of Period              $20.86  $19.53  $16.53  $17.79    $15.07      $21.55  $20.07  $16.82  $17.91   $15.07

Total Return (not reflecting sales
    charge) (%)                              6.81+   19.63  (6.07)   22.18     6.94+       7.37+   20.78  (5.08)   22.98    6.94+

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ thousands)                            272     185     162       7         4       1,036     922     789     795      133
    Ratio of Expenses to Average Net
      Assets (%)                             2.13*    2.34    2.53    2.34     1.30*       1.17*    1.33    1.52    1.34    1.30*
    Ratio of Net Investment Income (Loss)
      to Average Net Assets (%)            (0.98)*  (1.10)  (1.07)  (0.78)     0.06*       0.00*  (0.09)  (0.01)    0.16    0.06*
    Portfolio Turnover Rate (%)             14.96+    6.45   19.52   10.39    20.32+      14.96+    6.45   19.52   10.39   20.32+

The expense and net investment income ratios without the effect of the voluntary waiver of fees and the voluntary expense reimbursement were:

    Ratio of Expenses to Average Net
      Assets (%)                             6.26*    6.59    5.70    7.19     8.54*       5.34*    5.60    4.58    5.34    8.54*

    Ratio of Net Investment Income (Loss)
      to Average Net Assets (%)            (5.11)*  (5.35)  (4.23)  (5.63)   (7.18)*     (4.17)*  (4.36)  (3.07)  (3.84)  (7.18)*

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                             2.06*    2.30    2.33    2.26     1.25*       1.10*    1.30    1.32    1.27    1.25*

(1) For the period May 1, 1996 (commencement of operations)through December 31, 1996.
+     Not annualized.
*     Annualized.
Note: Effective July 28, 1999, Aquila Management Corporation assumed the role of investment adviser, replacing KPM Investment Management, Inc.


See accompanying notes to financial statements.